Quarterly Report
March 31, 2022
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited)	1
Notes to Schedule of Investments (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.2%
AUSTRALIA — 8.8%
Ampol, Ltd.	61,856	$1,410,210
APA Group Stapled Security	306,517	2,444,775
Aristocrat Leisure, Ltd.	162,110	4,415,572
ASX, Ltd.	51,483	3,142,808
Aurizon Holdings, Ltd.	511,873	1,411,938
Australia & New Zealand Banking Group, Ltd.	741,683	15,251,638
BHP Group, Ltd. (a)(b)	802,668	31,050,389
BHP Group, Ltd. (b)	523,749	20,356,826
BlueScope Steel, Ltd.	137,029	2,138,359
Brambles, Ltd.	378,180	2,800,716
Cochlear, Ltd.	16,823	2,818,731
Coles Group, Ltd.	344,938	4,626,572
Commonwealth Bank of Australia	445,262	35,189,596
Computershare, Ltd.	147,817	2,726,360
Crown Resorts, Ltd. (c)	91,949	878,704
CSL, Ltd.	125,559	25,155,679
Dexus REIT	270,593	2,216,582
Domino's Pizza Enterprises, Ltd.	15,336	1,001,813
Endeavour Group, Ltd.	333,557	1,820,905
Evolution Mining, Ltd.	510,256	1,690,067
Fortescue Metals Group, Ltd.	451,323	6,962,229
Glencore PLC (c)	2,611,983	17,034,223
Goodman Group REIT	442,934	7,554,990
GPT Group REIT	477,245	1,847,400
IDP Education, Ltd.	55,969	1,314,541
Insurance Australia Group, Ltd.	674,518	2,215,369
LendLease Corp., Ltd. Stapled Security	174,907	1,463,175
Macquarie Group, Ltd.	89,049	13,514,924
Medibank Pvt, Ltd.	749,826	1,728,845
Mineral Resources, Ltd. (c)	47,202	1,867,304
Mirvac Group REIT	1,077,242	2,004,556
National Australia Bank, Ltd.	860,535	20,790,631
Newcrest Mining, Ltd.	234,947	4,764,474
Northern Star Resources, Ltd.	278,756	2,256,881
Orica, Ltd.	114,691	1,369,419
Origin Energy, Ltd.	465,050	2,172,343
Qantas Airways, Ltd. (c)	265,173	1,028,953
QBE Insurance Group, Ltd.	399,556	3,438,451
Ramsay Health Care, Ltd.	47,224	2,295,181
REA Group, Ltd.	13,455	1,353,631
Reece, Ltd.	78,827	1,113,778
Rio Tinto PLC	294,737	23,617,030
Rio Tinto, Ltd.	96,508	8,658,374
Santos, Ltd.	862,429	5,017,898
Scentre Group REIT	1,323,926	3,020,811
SEEK, Ltd. (a)	86,780	1,917,886
Sonic Healthcare, Ltd.	119,077	3,155,031
South32, Ltd.	1,220,004	4,653,994
Security Description	Shares	Value
Stockland REIT	629,374	$2,001,549
Suncorp Group, Ltd.	341,848	2,843,849
Tabcorp Holdings, Ltd.	614,471	2,456,784
Telstra Corp., Ltd.	1,059,376	3,140,964
Transurban Group Stapled Security	801,280	8,124,759
Treasury Wine Estates, Ltd.	200,081	1,734,427
Vicinity Centres REIT	995,722	1,386,610
Washington H Soul Pattinson & Co., Ltd.	55,640	1,190,964
Wesfarmers, Ltd.	295,221	11,117,265
Westpac Banking Corp.	962,781	17,455,737
WiseTech Global, Ltd.	41,375	1,562,819
Woodside Petroleum, Ltd.	262,248	6,324,505
Woolworths Group, Ltd.	321,503	8,958,077
		378,978,871
AUSTRIA — 0.3%
Erste Group Bank AG	93,189	3,417,937
Mondi PLC	122,267	2,382,034
OMV AG	38,513	1,850,893
Raiffeisen Bank International AG (c)	34,387	491,018
Verbund AG	17,574	1,866,625
Voestalpine AG (a)	32,796	981,531
		10,990,038
BELGIUM — 0.8%
Ageas SA/NV	47,008	2,390,156
Anheuser-Busch InBev SA/NV (a)	227,890	13,703,936
Elia Group SA	8,656	1,328,295
Etablissements Franz Colruyt NV	12,414	516,842
Groupe Bruxelles Lambert SA	29,377	3,057,409
KBC Group NV	64,783	4,675,018
Proximus SADP	40,640	761,151
Sofina SA	3,768	1,377,096
Solvay SA (a)	19,433	1,926,312
UCB SA	34,024	4,092,709
Umicore SA (a)	52,529	2,283,827
		36,112,751
BRAZIL — 0.1%
Yara International ASA	45,629	2,297,456
CHILE — 0.1%
Antofagasta PLC	104,372	2,273,072
CHINA — 0.6%
BOC Hong Kong Holdings, Ltd.	968,000	3,643,259
Budweiser Brewing Co. APAC, Ltd. (a)(d)	479,400	1,266,232
Chow Tai Fook Jewellery Group, Ltd. (c)	530,400	958,193
ESR Cayman, Ltd. (c)(d)	507,600	1,573,380
Futu Holdings, Ltd. ADR (c)	13,300	433,048

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Prosus NV (c)	246,168	$13,352,110
SITC International Holdings Co., Ltd.	374,000	1,308,085
Wilmar International, Ltd.	491,200	1,703,648
		24,237,955
DENMARK — 2.6%
Ambu A/S Class B (a)	50,370	745,802
AP Moller - Maersk A/S Class A	810	2,405,300
AP Moller - Maersk A/S Class B	1,491	4,506,370
Carlsberg A/S Class B	27,252	3,364,885
Chr. Hansen Holding A/S	27,196	2,008,494
Coloplast A/S Class B	31,084	4,734,598
Danske Bank A/S (a)	175,551	2,937,232
Demant A/S (c)	26,480	1,205,296
DSV A/S	53,184	10,252,089
Genmab A/S (c)	17,465	6,344,098
GN Store Nord A/S	32,214	1,588,165
Novo Nordisk A/S Class B	439,793	49,062,856
Novozymes A/S Class B (a)	53,073	3,659,998
Orsted A/S (a)(d)	48,750	6,137,475
Pandora A/S (a)	26,143	2,504,932
ROCKWOOL International A/S Class B	2,413	801,172
Tryg A/S (a)	94,454	2,309,930
Vestas Wind Systems A/S (a)	267,257	7,885,373
		112,454,065
FINLAND — 1.1%
Elisa Oyj	37,876	2,297,392
Fortum Oyj (a)	111,590	2,051,337
Kesko Oyj Class B	71,347	1,981,294
Kone Oyj Class B	87,455	4,603,005
Neste Oyj (a)	109,448	5,018,950
Nokia Oyj (c)	1,404,678	7,780,343
Nordea Bank Abp	841,033	8,732,995
Orion Oyj Class B	25,941	1,184,974
Sampo Oyj Class A	131,427	6,459,228
Stora Enso Oyj Class R (a)	147,314	2,906,641
UPM-Kymmene Oyj (a)	138,953	4,563,762
Wartsila OYJ Abp (a)	115,743	1,062,948
		48,642,869
FRANCE — 10.1%
Accor SA (c)	42,276	1,369,981
Adevinta ASA (c)	87,235	801,836
Aeroports de Paris (c)	8,248	1,240,526
Air Liquide SA	123,945	21,808,860
Airbus SE (c)	154,354	18,733,419
Alstom SA	81,850	1,926,278
Amundi SA (d)	16,665	1,146,160
Arkema SA	16,900	2,031,915
AXA SA	513,099	15,107,532
BioMerieux	10,678	1,146,265
BNP Paribas SA	295,130	16,962,672
Security Description	Shares	Value
Bollore SE	253,250	$1,333,799
Bouygues SA	62,690	2,200,794
Bureau Veritas SA	79,499	2,279,699
Capgemini SE	41,538	9,270,732
Carrefour SA	161,546	3,535,912
Cie de Saint-Gobain	131,178	7,850,296
Cie Generale des Etablissements Michelin SCA	44,836	6,111,125
CNP Assurances	44,447	1,076,227
Covivio REIT	14,653	1,172,891
Credit Agricole SA	332,485	3,995,697
Danone SA	171,222	9,513,536
Dassault Aviation SA	6,050	960,926
Dassault Systemes SE	173,337	8,565,075
Edenred	64,091	3,187,303
Eiffage SA	22,258	2,297,603
Electricite de France SA	125,210	1,182,044
Engie SA	482,323	6,377,787
EssilorLuxottica SA	75,792	13,941,840
Eurazeo SE	10,324	872,996
Faurecia SE	33,961	888,394
Gecina SA REIT	11,417	1,447,189
Getlink SE	118,556	2,147,506
Hermes International	8,229	11,714,267
Ipsen SA	9,549	1,202,208
Kering SA	19,731	12,528,789
Klepierre SA REIT (c)	54,087	1,448,349
La Francaise des Jeux SAEM (d)	25,673	1,024,408
Legrand SA	70,320	6,724,457
L'Oreal SA	65,684	26,388,953
LVMH Moet Hennessy Louis Vuitton SE	72,727	52,212,791
Orange SA	520,152	6,194,911
Orpea SA	12,027	524,916
Pernod Ricard SA	55,175	12,192,691
Publicis Groupe SA	61,582	3,759,258
Remy Cointreau SA	5,726	1,187,688
Renault SA (c)	51,113	1,343,826
Safran SA	89,303	10,574,962
Sanofi	297,978	30,641,413
Sartorius Stedim Biotech	7,159	2,947,956
SEB SA	7,734	1,084,830
Societe Generale SA	214,613	5,786,488
Sodexo SA	23,426	1,917,341
Teleperformance	15,418	5,906,664
Thales SA	27,982	3,524,616
TotalEnergies SE	654,689	33,318,614
Ubisoft Entertainment SA (c)	25,676	1,134,804
Unibail-Rodamco-Westfield REIT (c)	33,219	2,502,740
Valeo	61,091	1,134,938
Veolia Environnement SA	174,627	5,631,544
Vinci SA	140,639	14,452,591
Vivendi SE	200,383	2,633,051

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Wendel SE	6,806	$697,091
Worldline SA (c)(d)	64,321	2,807,692
		437,629,662
GERMANY — 7.9%
adidas AG	50,227	11,771,909
Allianz SE	107,278	25,767,079
Aroundtown SA	278,494	1,600,625
BASF SE	242,139	13,896,515
Bayer AG	257,383	17,706,614
Bayerische Motoren Werke AG	86,751	7,540,181
Bayerische Motoren Werke AG Preference Shares	14,105	1,098,866
Bechtle AG	22,797	1,290,902
Beiersdorf AG	26,680	2,819,055
Brenntag SE	41,451	3,361,592
Carl Zeiss Meditec AG	9,991	1,618,632
Commerzbank AG (c)	260,638	1,992,023
Continental AG (c)	27,882	2,010,318
Covestro AG (d)	50,644	2,564,952
Daimler Truck Holding AG (c)	106,322	2,965,900
Deutsche Bank AG (c)	544,027	6,891,217
Deutsche Boerse AG	50,358	9,117,428
Deutsche Lufthansa AG (c)	146,150	1,185,442
Deutsche Post AG	258,446	12,412,683
Deutsche Telekom AG	844,830	15,825,252
E.ON SE	588,394	6,875,597
Evonik Industries AG	55,830	1,557,822
Fresenius Medical Care AG & Co. KGaA	52,729	3,553,856
Fresenius SE & Co. KGaA	107,584	3,972,956
FUCHS PETROLUB SE Preference Shares	21,288	776,828
GEA Group AG	39,849	1,642,754
Hannover Rueck SE	15,409	2,632,800
HeidelbergCement AG	39,482	2,250,556
HelloFresh SE (c)	41,521	1,874,399
Henkel AG & Co. KGaA Preference Shares	47,465	3,195,294
Henkel AG & Co. KGaA	26,082	1,731,492
Infineon Technologies AG	342,000	11,636,802
KION Group AG	20,160	1,336,375
Knorr-Bremse AG	19,335	1,490,738
LANXESS AG	20,037	884,676
LEG Immobilien SE	19,263	2,206,323
Mercedes-Benz Group AG	222,715	15,722,695
Merck KGaA	33,996	7,140,613
MTU Aero Engines AG	14,100	3,279,915
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,730	9,876,198
Nemetschek SE	14,120	1,363,843
Porsche Automobil Holding SE Preference Shares	41,045	3,971,124
Puma SE	28,826	2,465,602
Rational AG	1,487	1,030,055
Security Description	Shares	Value
RWE AG	166,989	$7,313,187
SAP SE	274,025	30,545,386
Sartorius AG Preference Shares	6,631	2,943,482
Scout24 SE (d)	22,039	1,263,759
Siemens AG	200,131	27,871,923
Siemens Energy AG (c)	108,584	2,484,658
Siemens Healthineers AG (d)	74,084	4,617,602
Symrise AG	34,915	4,210,273
Telefonica Deutschland Holding AG	255,715	699,516
Uniper SE	25,395	659,855
United Internet AG	23,175	799,924
Volkswagen AG	8,417	2,091,192
Volkswagen AG Preference Shares	47,950	8,287,947
Vonovia SE	191,954	8,998,816
Zalando SE (c)(d)	58,899	2,999,557
		341,693,575
HONG KONG — 2.3%
AIA Group, Ltd.	3,157,400	32,977,182
CK Asset Holdings, Ltd.	512,899	3,506,734
CK Infrastructure Holdings, Ltd.	188,500	1,260,396
CLP Holdings, Ltd.	433,500	4,218,931
Hang Lung Properties, Ltd.	527,000	1,062,466
Hang Seng Bank, Ltd.	195,900	3,768,608
Henderson Land Development Co., Ltd.	368,436	1,529,758
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	796,490	778,041
HKT Trust & HKT, Ltd. Stapled Security	919,000	1,260,398
Hong Kong & China Gas Co., Ltd.	2,943,995	3,556,971
Hong Kong Exchanges & Clearing, Ltd.	317,430	14,882,606
Hongkong Land Holdings, Ltd.	306,400	1,497,040
Jardine Matheson Holdings, Ltd.	55,100	3,030,500
Link REIT	553,810	4,717,516
Melco Resorts & Entertainment, Ltd. ADR (c)	52,823	403,568
MTR Corp., Ltd.	428,101	2,305,997
New World Development Co., Ltd.	384,269	1,559,414
Power Assets Holdings, Ltd.	382,000	2,490,117
Sino Land Co., Ltd.	864,759	1,115,300
Sun Hung Kai Properties, Ltd.	345,000	4,105,625
Swire Pacific, Ltd. Class A	113,500	690,374
Swire Properties, Ltd.	294,600	728,192
Techtronic Industries Co., Ltd.	354,000	5,672,974

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
WH Group, Ltd. (d)	2,283,266	$1,434,136
Wharf Real Estate Investment Co., Ltd.	417,000	2,061,423
Xinyi Glass Holdings, Ltd.	457,000	1,095,999
		101,710,266
IRELAND — 0.6%
AerCap Holdings NV (c)	36,300	1,825,164
CRH PLC	204,560	8,206,108
Flutter Entertainment PLC (a)(c)	44,324	5,137,652
Kerry Group PLC Class A (a)	41,147	4,628,583
Kingspan Group PLC (a)	41,165	4,047,026
Smurfit Kappa Group PLC	65,329	2,918,529
		26,763,062
ISRAEL — 0.6%
Azrieli Group, Ltd.	11,856	1,041,562
Bank Hapoalim BM	298,007	2,950,317
Bank Leumi Le-Israel BM	371,380	4,000,577
Check Point Software Technologies, Ltd. (c)	27,810	3,845,011
Elbit Systems, Ltd.	7,497	1,639,530
ICL Group, Ltd.	187,913	2,233,725
Israel Discount Bank, Ltd. Class A	304,757	1,895,244
Kornit Digital, Ltd. (c)	12,100	1,000,549
Mizrahi Tefahot Bank, Ltd.	40,070	1,564,743
Nice, Ltd. (c)	16,737	3,660,642
Teva Pharmaceutical Industries, Ltd. ADR (c)	219,628	2,062,307
Teva Pharmaceutical Industries, Ltd. (c)	71,135	663,961
Wix.com, Ltd. (c)	15,000	1,566,900
		28,125,068
ITALY — 1.9%
Amplifon SpA	34,439	1,541,569
Assicurazioni Generali SpA (a)	292,077	6,719,080
Atlantia SpA (c)	129,439	2,706,937
Coca-Cola HBC AG (c)	48,907	1,022,329
Davide Campari-Milano NV (a)	147,511	1,720,889
DiaSorin SpA	7,305	1,147,592
Enel SpA	2,113,337	14,191,860
Eni SpA	668,423	9,804,154
Ferrari NV (a)	32,606	7,144,625
FinecoBank Banca Fineco SpA	160,718	2,452,212
Infrastrutture Wireless Italiane SpA (d)	98,322	1,107,007
Intesa Sanpaolo SpA	4,310,046	9,921,755
Mediobanca Banca di Credito Finanziario SpA	157,610	1,601,941
Moncler SpA	54,037	3,015,419
Nexi SpA (c)(d)	142,489	1,653,796
Poste Italiane SpA (d)	139,341	1,589,353
Security Description	Shares	Value
Prysmian SpA (a)	68,096	$2,324,288
Recordati Industria Chimica e Farmaceutica SpA	26,064	1,314,393
Snam SpA	519,578	3,013,506
Telecom Italia SpA (a)(c)	2,694,816	995,063
Terna - Rete Elettrica Nazionale	365,482	3,156,653
UniCredit SpA (a)	558,843	6,063,532
		84,207,953
JAPAN — 21.6%
Advantest Corp.	50,900	3,985,910
Aeon Co., Ltd. (a)	168,600	3,605,783
AGC, Inc.	49,900	1,999,768
Aisin Corp.	37,200	1,275,230
Ajinomoto Co., Inc.	126,400	3,598,370
ANA Holdings, Inc. (a)(c)	39,200	821,870
Asahi Group Holdings, Ltd.	118,600	4,332,457
Asahi Intecc Co., Ltd.	51,900	1,015,543
Asahi Kasei Corp.	338,500	2,936,674
Astellas Pharma, Inc.	484,700	7,596,155
Azbil Corp.	34,900	1,161,808
Bandai Namco Holdings, Inc.	52,000	3,954,991
Benefit One, Inc. (a)	22,200	467,318
Bridgestone Corp.	149,700	5,828,194
Brother Industries, Ltd. (a)	66,100	1,205,670
Canon, Inc. (a)	266,700	6,520,093
Capcom Co., Ltd.	50,100	1,218,293
Central Japan Railway Co.	37,400	4,891,374
Chiba Bank, Ltd. (a)	135,500	799,098
Chubu Electric Power Co., Inc.	177,400	1,841,582
Chugai Pharmaceutical Co., Ltd.	172,800	5,783,400
Concordia Financial Group, Ltd. (a)	300,800	1,122,840
Cosmos Pharmaceutical Corp.	5,300	644,285
CyberAgent, Inc.	101,600	1,261,040
Dai Nippon Printing Co., Ltd.	59,100	1,389,776
Daifuku Co., Ltd.	25,200	1,803,463
Dai-ichi Life Holdings, Inc.	264,000	5,380,820
Daiichi Sankyo Co., Ltd.	462,700	10,134,356
Daikin Industries, Ltd.	65,700	11,967,252
Daito Trust Construction Co., Ltd.	17,300	1,841,821
Daiwa House Industry Co., Ltd.	144,800	3,786,094
Daiwa House REIT Investment Corp. (a)	557	1,506,192
Daiwa Securities Group, Inc. (a)	370,200	2,100,411
Denso Corp.	112,600	7,205,495
Dentsu Group, Inc.	59,100	2,422,463
Disco Corp.	7,200	2,019,442
East Japan Railway Co.	77,400	4,493,192
Eisai Co., Ltd.	64,700	3,006,472

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
ENEOS HoldingS, Inc. (a)	817,100	$3,064,097
FANUC Corp.	49,700	8,749,067
Fast Retailing Co., Ltd.	15,400	7,918,660
Fuji Electric Co., Ltd.	35,300	1,764,671
FUJIFILM Holdings Corp.	95,900	5,871,333
Fujitsu, Ltd.	51,600	7,754,255
GLP J-REIT (c)	1,127	1,717,628
GMO Payment Gateway, Inc.	12,100	1,236,408
Hakuhodo DY Holdings, Inc.	55,500	698,785
Hamamatsu Photonics KK	36,200	1,928,465
Hankyu Hanshin Holdings, Inc.	61,900	1,794,398
Hikari Tsushin, Inc.	4,800	547,334
Hino Motors, Ltd. (a)	63,000	369,395
Hirose Electric Co., Ltd.	8,710	1,266,350
Hitachi Construction Machinery Co., Ltd.	24,800	644,520
Hitachi Metals, Ltd. (c)	53,700	901,117
Hitachi, Ltd.	251,300	12,613,917
Honda Motor Co., Ltd.	423,000	12,026,347
Hoshizaki Corp.	13,900	956,406
Hoya Corp.	95,900	10,961,422
Hulic Co., Ltd.	105,600	950,231
Ibiden Co., Ltd.	26,100	1,276,251
Idemitsu Kosan Co., Ltd.	56,340	1,557,712
Iida Group Holdings Co., Ltd. (a)	35,900	620,811
Inpex Corp.	277,900	3,277,190
Isuzu Motors, Ltd.	156,000	2,021,271
Ito En, Ltd.	15,800	777,893
ITOCHU Corp.	314,400	10,666,861
Itochu Techno-Solutions Corp.	22,200	568,793
Japan Airlines Co., Ltd. (c)	39,300	734,885
Japan Exchange Group, Inc.	131,700	2,452,746
Japan Metropolitan Fund Invest REIT (a)	1,939	1,641,054
Japan Post Bank Co., Ltd. (a)	119,300	960,953
Japan Post Holdings Co., Ltd.	656,200	4,833,787
Japan Post Insurance Co., Ltd.	55,900	976,435
Japan Real Estate Investment Corp. REIT	326	1,712,598
Japan Tobacco, Inc.	310,200	5,313,396
JFE Holdings, Inc. (a)	133,900	1,879,457
JSR Corp. (a)	50,500	1,491,591
Kajima Corp.	114,800	1,400,939
Kakaku.com, Inc.	33,100	741,437
Kansai Electric Power Co., Inc.	184,700	1,744,952
Kansai Paint Co., Ltd.	46,200	743,925
Kao Corp.	124,100	5,082,318
KDDI Corp.	424,600	13,963,063
Keio Corp.	27,500	1,075,187
Keisei Electric Railway Co., Ltd.	34,100	950,134
Security Description	Shares	Value
Keyence Corp.	50,900	$23,673,431
Kikkoman Corp.	39,000	2,590,985
Kintetsu Group Holdings Co., Ltd.	47,000	1,349,415
Kirin Holdings Co., Ltd.	215,100	3,222,536
Kobayashi Pharmaceutical Co., Ltd.	14,100	1,133,131
Kobe Bussan Co., Ltd.	36,800	1,135,915
Koei Tecmo Holdings Co., Ltd. (a)	13,520	444,692
Koito Manufacturing Co., Ltd.	26,200	1,063,491
Komatsu, Ltd.	225,700	5,438,864
Konami Holdings Corp. (a)	26,400	1,670,185
Kose Corp.	8,100	850,015
Kubota Corp.	265,000	4,982,164
Kurita Water Industries, Ltd.	23,800	881,119
Kyocera Corp.	85,900	4,821,369
Kyowa Kirin Co., Ltd.	73,100	1,705,706
Lasertec Corp. (a)	20,300	3,387,345
Lawson, Inc.	12,000	460,740
Lion Corp.	53,300	595,824
Lixil Corp.	66,100	1,234,201
M3, Inc.	115,700	4,191,184
Makita Corp.	56,200	1,803,616
Marubeni Corp.	412,900	4,809,096
Mazda Motor Corp.	152,300	1,122,862
McDonald's Holdings Co. Japan, Ltd. (a)	21,100	880,098
Medipal Holdings Corp.	46,900	774,020
MEIJI Holdings Co., Ltd. (a)	30,600	1,664,487
Mercari, Inc. (a)(c)	26,400	683,539
MINEBEA MITSUMI, Inc.	98,500	2,151,777
MISUMI Group, Inc.	76,600	2,287,303
Mitsubishi Chemical Holdings Corp. (a)	345,700	2,306,073
Mitsubishi Corp. (a)	330,400	12,436,115
Mitsubishi Electric Corp.	475,600	5,470,986
Mitsubishi Estate Co., Ltd.	304,100	4,541,806
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	609,543
Mitsubishi HC Capital, Inc.	165,100	769,447
Mitsubishi Heavy Industries, Ltd.	83,400	2,745,933
Mitsubishi UFJ Financial Group, Inc.	3,112,200	19,294,787
Mitsui & Co., Ltd.	406,100	11,056,819
Mitsui Chemicals, Inc.	49,100	1,238,065
Mitsui Fudosan Co., Ltd.	237,900	5,106,920
Mitsui OSK Lines, Ltd.	92,400	2,574,478
Miura Co., Ltd.	19,600	484,386
Mizuho Financial Group, Inc.	628,640	8,042,643
MonotaRO Co., Ltd.	70,700	1,521,949
MS&AD Insurance Group Holdings, Inc.	117,600	3,829,709
Murata Manufacturing Co., Ltd.	150,700	9,956,881
NEC Corp.	65,700	2,768,403

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Nexon Co., Ltd.	130,200	$3,124,235
NGK Insulators, Ltd.	63,900	914,278
Nidec Corp. (a)	116,900	9,260,886
Nihon M&A Center Holdings, Inc.	77,900	1,092,938
Nintendo Co., Ltd.	28,700	14,530,231
Nippon Building Fund, Inc. REIT	387	2,201,983
Nippon Express Holdings, Inc.	20,700	1,426,382
Nippon Paint Holdings Co., Ltd. (a)	221,300	1,944,715
Nippon Prologis REIT, Inc. (c)	571	1,672,250
Nippon Sanso Holdings Corp.	34,900	665,569
Nippon Shinyaku Co., Ltd.	14,400	982,002
Nippon Steel Corp.	218,900	3,874,028
Nippon Telegraph & Telephone Corp.	309,100	9,007,563
Nippon Yusen KK (a)	42,200	3,702,519
Nissan Chemical Corp.	33,100	1,947,409
Nissan Motor Co., Ltd. (c)	618,800	2,757,799
Nisshin Seifun Group, Inc. (a)	46,800	654,885
Nissin Foods Holdings Co., Ltd.	15,300	1,075,988
Nitori Holdings Co., Ltd.	21,300	2,687,869
Nitto Denko Corp. (a)	36,000	2,588,530
Nomura Holdings, Inc.	804,700	3,394,557
Nomura Real Estate Holdings, Inc.	30,100	723,034
Nomura Real Estate Master Fund, Inc. REIT (c)	1,117	1,481,011
Nomura Research Institute, Ltd.	89,400	2,925,651
NTT Data Corp.	159,800	3,149,875
Obayashi Corp.	172,700	1,271,383
Obic Co., Ltd.	18,400	2,764,181
Odakyu Electric Railway Co., Ltd. (a)	71,700	1,191,982
Oji Holdings Corp. (a)	226,700	1,128,082
Olympus Corp.	289,200	5,497,571
Omron Corp.	50,400	3,364,131
Ono Pharmaceutical Co., Ltd.	100,000	2,514,077
Open House Group Co., Ltd.	22,200	985,366
Oracle Corp. Japan	10,800	750,658
Oriental Land Co., Ltd.	51,800	9,944,609
ORIX Corp.	324,900	6,495,560
Orix JREIT, Inc.	644	875,975
Osaka Gas Co., Ltd.	99,000	1,701,582
Otsuka Corp.	28,200	1,002,874
Otsuka Holdings Co., Ltd.	103,700	3,593,378
Pan Pacific International Holdings Corp. (a)	113,000	1,813,496
Panasonic Corp.	571,400	5,566,170
Persol Holdings Co., Ltd.	52,200	1,173,126
Pola Orbis Holdings, Inc.	20,800	271,652
Rakuten Group, Inc.	239,200	1,886,420
Recruit Holdings Co., Ltd.	357,400	15,574,660
Security Description	Shares	Value
Renesas Electronics Corp. (c)	336,600	$3,911,902
Resona Holdings, Inc. (a)	526,500	2,249,286
Ricoh Co., Ltd. (a)	167,600	1,455,741
Rinnai Corp.	8,800	660,253
Rohm Co., Ltd.	23,600	1,837,812
Ryohin Keikaku Co., Ltd.	61,800	718,988
Santen Pharmaceutical Co., Ltd.	88,100	883,510
SBI Holdings, Inc.	67,900	1,718,327
SCSK Corp.	38,200	655,207
Secom Co., Ltd.	56,400	4,092,351
Seiko Epson Corp.	75,200	1,133,120
Sekisui Chemical Co., Ltd.	93,700	1,346,655
Sekisui House, Ltd.	159,000	3,084,812
Seven & i Holdings Co., Ltd.	196,900	9,415,871
SG Holdings Co., Ltd.	83,500	1,577,097
Sharp Corp. (a)	52,900	495,277
Shimadzu Corp.	64,200	2,214,767
Shimano, Inc.	19,700	4,525,031
Shimizu Corp. (a)	159,200	958,257
Shin-Etsu Chemical Co., Ltd.	92,900	14,157,041
Shionogi & Co., Ltd.	68,400	4,215,364
Shiseido Co., Ltd.	102,700	5,202,817
Shizuoka Bank, Ltd. (a)	131,800	927,821
SMC Corp.	15,100	8,466,191
Softbank Corp.	747,000	8,738,537
SoftBank Group Corp.	317,200	14,224,542
Sohgo Security Services Co., Ltd.	21,600	706,526
Sompo Holdings, Inc. (a)	79,700	3,512,582
Sony Group Corp.	329,100	33,958,184
Square Enix Holdings Co., Ltd.	21,000	933,068
Stanley Electric Co., Ltd. (a)	30,600	580,301
Subaru Corp.	162,400	2,587,153
SUMCO Corp.	87,500	1,436,238
Sumitomo Chemical Co., Ltd. (a)	400,800	1,840,707
Sumitomo Corp.	289,500	5,028,828
Sumitomo Dainippon Pharma Co., Ltd.	43,800	433,420
Sumitomo Electric Industries, Ltd.	193,500	2,307,104
Sumitomo Metal Mining Co., Ltd.	65,700	3,338,609
Sumitomo Mitsui Financial Group, Inc.	343,800	10,892,735
Sumitomo Mitsui Trust Holdings, Inc.	88,600	2,892,125
Sumitomo Realty & Development Co., Ltd. (a)	81,000	2,248,443
Suntory Beverage & Food, Ltd.	35,300	1,349,511
Suzuki Motor Corp.	98,700	3,392,640
Sysmex Corp.	43,300	3,145,542
T&D Holdings, Inc.	135,400	1,843,987

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Taisei Corp.	51,500	$1,491,230
Taisho Pharmaceutical Holdings Co., Ltd. (a)	12,200	568,047
Takeda Pharmaceutical Co., Ltd. (a)	410,417	11,728,851
TDK Corp.	104,400	3,777,783
Terumo Corp.	165,700	5,028,910
TIS, Inc.	59,100	1,387,252
Tobu Railway Co., Ltd.	46,100	1,124,265
Toho Co., Ltd.	29,100	1,102,991
Tokio Marine Holdings, Inc.	164,100	9,578,222
Tokyo Century Corp.	9,800	360,358
Tokyo Electric Power Co. Holdings, Inc. (c)	425,700	1,409,455
Tokyo Electron, Ltd.	39,100	20,140,621
Tokyo Gas Co., Ltd.	100,100	1,838,062
Tokyu Corp.	126,300	1,643,534
TOPPAN, INC.	71,700	1,268,588
Toray Industries, Inc.	382,400	1,994,293
Toshiba Corp. (a)	101,800	3,879,364
Tosoh Corp.	67,700	1,003,581
TOTO, Ltd.	35,000	1,409,847
Toyo Suisan Kaisha, Ltd.	21,900	785,985
Toyota Industries Corp.	37,200	2,573,526
Toyota Motor Corp.	2,778,500	50,269,287
Toyota Tsusho Corp.	58,400	2,404,055
Trend Micro, Inc.	36,400	2,132,084
Tsuruha Holdings, Inc.	10,100	643,260
Unicharm Corp.	107,200	3,862,835
USS Co., Ltd.	53,400	900,013
Welcia Holdings Co., Ltd.	21,000	518,263
West Japan Railway Co.	59,200	2,460,377
Yakult Honsha Co., Ltd.	34,100	1,824,496
Yamaha Corp.	36,400	1,586,558
Yamaha Motor Co., Ltd.	79,800	1,793,992
Yamato Holdings Co., Ltd.	74,000	1,386,490
Yaskawa Electric Corp. (a)	61,600	2,408,075
Yokogawa Electric Corp.	54,700	934,809
Z Holdings Corp.	721,900	3,130,225
ZOZO, Inc. (a)	36,100	966,960
		934,653,437
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	49,544	1,339,649
LUXEMBOURG — 0.2%
ArcelorMittal SA	169,989	5,476,953
Eurofins Scientific SE	34,692	3,451,683
		8,928,636
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	554,000	3,279,025
Sands China, Ltd. (c)	608,800	1,448,673
		4,727,698
NETHERLANDS — 5.3%
ABN AMRO Bank NV (a)(d)	107,921	1,386,106
Security Description	Shares	Value
Adyen NV (c)(d)	5,192	$10,343,260
Aegon NV	468,158	2,496,125
Akzo Nobel NV	49,714	4,296,255
Argenx SE (c)	12,357	3,888,518
ASM International NV	12,498	4,577,247
ASML Holding NV	108,048	72,617,726
Euronext NV (d)	22,272	2,035,065
EXOR NV	28,347	2,167,397
Heineken Holding NV	31,361	2,469,874
Heineken NV	66,858	6,430,608
IMCD NV	14,553	2,496,994
ING Groep NV	1,022,893	10,741,741
JDE Peet's NV	29,018	837,199
Koninklijke Ahold Delhaize NV	271,439	8,781,485
Koninklijke DSM NV (a)	46,133	8,300,654
Koninklijke KPN NV	895,880	3,126,670
Koninklijke Philips NV	238,115	7,303,015
NN Group NV	69,205	3,527,514
Randstad NV	32,348	1,957,148
Shell PLC	2,010,319	55,226,077
Universal Music Group NV	186,179	4,998,638
Wolters Kluwer NV	68,514	7,346,286
		227,351,602
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (c)	345,794	1,877,710
Fisher & Paykel Healthcare Corp., Ltd.	147,016	2,475,855
Mercury NZ, Ltd.	166,846	687,397
Meridian Energy, Ltd.	313,899	1,097,587
Ryman Healthcare, Ltd.	127,527	828,408
Spark New Zealand, Ltd.	513,057	1,629,491
Xero, Ltd. (c)	34,102	2,593,662
		11,190,110
NORWAY — 0.7%
Aker BP ASA	34,929	1,311,729
DNB Bank ASA	239,078	5,442,296
Equinor ASA	254,074	9,551,197
Gjensidige Forsikring ASA (a)	48,901	1,220,908
Mowi ASA	115,588	3,134,778
Norsk Hydro ASA	348,778	3,411,877
Orkla ASA	199,014	1,780,240
Schibsted ASA Class A	17,399	431,777
Schibsted ASA Class B	24,544	528,830
Telenor ASA	184,371	2,663,745
		29,477,377
POLAND — 0.0% (e)
InPost SA (a)(c)	44,483	283,870
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	735,646	3,641,714
Galp Energia SGPS SA	139,432	1,772,992

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Jeronimo Martins SGPS SA	75,241	$1,815,470
		7,230,176
SAUDI ARABIA — 0.0% (e)
Delivery Hero SE (c)(d)	45,203	1,981,517
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	836,915	1,806,072
CapitaLand Integrated Commercial Trust REIT	1,240,389	2,055,056
Capitaland Investment, Ltd. (c)	702,282	2,060,778
City Developments, Ltd.	96,600	559,243
DBS Group Holdings, Ltd.	476,657	12,507,920
Genting Singapore, Ltd.	1,636,500	979,561
Grab Holdings, Ltd. Class A (a)(c)	298,600	1,045,100
Keppel Corp., Ltd.	395,100	1,865,747
Mapletree Commercial Trust REIT	493,800	688,043
Mapletree Logistics Trust REIT	814,804	1,108,893
Oversea-Chinese Banking Corp., Ltd.	885,466	8,044,685
Singapore Airlines, Ltd. (a)(c)	347,449	1,402,351
Singapore Exchange, Ltd.	205,500	1,508,222
Singapore Technologies Engineering, Ltd.	410,500	1,245,261
Singapore Telecommunications, Ltd.	2,202,100	4,282,245
STMicroelectronics NV	180,478	7,889,676
United Overseas Bank, Ltd.	310,890	7,284,954
UOL Group, Ltd.	136,932	710,045
Venture Corp., Ltd.	73,700	951,179
		57,995,031
SOUTH AFRICA — 0.4%
Anglo American PLC	332,422	17,312,877
SPAIN — 2.3%
ACS Actividades de Construccion y Servicios SA (a)	62,205	1,686,715
Aena SME SA (a)(c)(d)	19,059	3,195,521
Amadeus IT Group SA (c)	117,267	7,668,583
Banco Bilbao Vizcaya Argentaria SA (a)	1,758,157	10,097,027
Banco Santander SA	4,505,378	15,406,578
CaixaBank SA (a)	1,156,843	3,946,575
Cellnex Telecom SA (d)	134,520	6,511,149
EDP Renovaveis SA	73,427	1,898,784
Enagas SA	68,605	1,532,276
Endesa SA	84,066	1,843,548
Ferrovial SA	126,871	3,393,637
Grifols SA	75,201	1,372,844
Iberdrola SA	1,533,905	16,862,536
Industria de Diseno Textil SA	287,399	6,302,984
Naturgy Energy Group SA (a)	47,415	1,428,746
Security Description	Shares	Value
Red Electrica Corp. SA (a)	114,205	$2,358,312
Repsol SA	380,456	5,012,501
Siemens Gamesa Renewable Energy SA (c)	58,290	1,028,277
Telefonica SA	1,386,981	6,760,556
		98,307,149
SWEDEN — 3.3%
Alfa Laval AB	81,552	2,830,163
Assa Abloy AB Class B	258,426	7,008,248
Atlas Copco AB Class A	177,533	9,297,085
Atlas Copco AB Class B	100,786	4,611,303
Boliden AB	70,457	3,585,871
Electrolux AB Class B (a)	52,990	809,013
Embracer Group AB (a)(c)	149,260	1,256,992
Epiroc AB Class A	176,152	3,801,244
Epiroc AB Class B	105,036	1,913,254
EQT AB	79,568	3,130,651
Essity AB Class B	160,251	3,815,446
Evolution AB (d)	45,741	4,694,873
Fastighets AB Balder Class B (c)	26,989	1,792,784
Getinge AB Class B	59,119	2,376,216
H & M Hennes & Mauritz AB Class B (a)	187,897	2,545,484
Hexagon AB Class B	517,541	7,315,742
Husqvarna AB Class B	101,271	1,065,840
Industrivarden AB Class A	37,655	1,077,439
Industrivarden AB Class C	42,571	1,197,188
Investment AB Latour Class B	36,812	1,179,083
Investor AB Class A	127,741	2,998,848
Investor AB Class B	473,139	10,372,034
Kinnevik AB Class B (c)	60,470	1,590,864
L E Lundbergforetagen AB Class B	22,280	1,140,834
Lifco AB Class B	61,729	1,580,983
Lundin Energy AB	50,833	2,152,673
Nibe Industrier AB Class B	380,343	4,253,478
Sagax AB Class B	42,668	1,306,291
Sandvik AB	297,713	6,380,589
Securitas AB Class B	76,709	873,086
Sinch AB (a)(c)(d)	143,153	979,577
Skandinaviska Enskilda Banken AB Class A	418,881	4,568,790
Skanska AB Class B (a)	93,275	2,105,351
SKF AB Class B	99,835	1,642,403
Svenska Cellulosa AB SCA Class B (a)	156,974	3,075,217
Svenska Handelsbanken AB Class A	390,062	3,618,734
Swedbank AB Class A (a)	232,573	3,504,561
Swedish Match AB	425,455	3,227,930
Tele2 AB Class B	133,599	2,037,440
Telefonaktiebolaget LM Ericsson Class B (a)	758,463	6,975,377
Telia Co. AB	691,215	2,796,256

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
Volvo AB Class A	54,885	$1,060,648
Volvo AB Class B	378,109	7,116,573
		140,662,456
SWITZERLAND — 10.0%
ABB, Ltd. (a)	428,934	13,972,375
Adecco Group AG (c)	41,746	1,901,482
Alcon, Inc.	129,944	10,337,444
Bachem Holding AG Class B (a)	1,690	933,920
Baloise Holding AG	12,289	2,203,836
Barry Callebaut AG	938	2,208,175
Chocoladefabriken Lindt & Spruengli AG (b)	286	3,418,002
Chocoladefabriken Lindt & Spruengli AG (b)	28	3,400,820
Cie Financiere Richemont SA	137,242	17,467,912
Clariant AG (c)	53,896	939,120
Credit Suisse Group AG (c)	692,332	5,472,621
EMS-Chemie Holding AG	1,951	1,903,820
Geberit AG	9,420	5,830,998
Givaudan SA	2,431	10,088,656
Holcim, Ltd. (c)	137,668	6,723,375
Julius Baer Group, Ltd.	57,142	3,321,867
Kuehne + Nagel International AG (a)	14,357	4,093,202
Logitech International SA	46,326	3,457,730
Lonza Group AG (c)	19,612	14,269,601
Nestle SA	735,576	96,033,530
Novartis AG	572,190	50,440,849
Partners Group Holding AG	6,036	7,504,646
Roche Holding AG Bearer Shares	8,234	3,616,018
Roche Holding AG	183,654	72,964,910
Schindler Holding AG (b)	10,698	2,301,727
Schindler Holding AG (b)	4,860	1,039,882
SGS SA (a)	1,542	4,304,682
Sika AG (a)	37,468	12,447,612
Sonova Holding AG (a)	14,232	5,969,798
Straumann Holding AG (a)	2,726	4,370,540
Swatch Group AG Bearer Shares (b)	7,490	2,132,362
Swatch Group AG (b)	13,415	733,008
Swiss Life Holding AG	8,362	5,380,542
Swiss Prime Site AG (a)(c)	20,793	2,059,172
Swisscom AG (a)	6,686	4,033,577
Temenos AG (a)	16,752	1,618,024
UBS Group AG	925,760	18,165,258
VAT Group AG (d)	6,883	2,631,447
Vifor Pharma AG (c)	12,818	2,294,774
Zurich Insurance Group AG (a)(c)	39,450	19,564,798
		431,552,112
TAIWAN — 0.2%
Sea, Ltd. ADR (c)	84,600	10,134,234
Security Description	Shares	Value
UNITED KINGDOM — 11.5%
3i Group PLC	249,941	$4,529,847
Abrdn PLC	580,037	1,627,869
Admiral Group PLC	51,971	1,746,817
Ashtead Group PLC	115,276	7,274,864
Associated British Foods PLC	98,662	2,148,143
AstraZeneca PLC	404,528	53,768,179
Auto Trader Group PLC (d)	241,660	1,999,527
AVEVA Group PLC	34,897	1,117,178
Aviva PLC	990,527	5,874,248
BAE Systems PLC	825,043	7,766,049
Barclays PLC	4,381,536	8,512,901
Barratt Developments PLC	264,661	1,805,876
Berkeley Group Holdings PLC (c)	28,426	1,389,688
BP PLC	5,160,208	25,355,076
British American Tobacco PLC	571,787	24,068,300
British Land Co. PLC REIT	225,039	1,561,697
BT Group PLC (a)	2,315,221	5,532,808
Bunzl PLC	85,643	3,328,915
Burberry Group PLC	103,696	2,268,821
CK Hutchison Holdings, Ltd.	700,500	5,123,583
CNH Industrial NV	270,192	4,280,356
Coca-Cola Europacific Partners PLC (b)	28,200	1,370,802
Coca-Cola Europacific Partners PLC (b)	24,266	1,198,728
Compass Group PLC	467,465	10,082,869
Croda International PLC	36,013	3,713,179
DCC PLC	26,090	2,024,867
Diageo PLC	609,760	31,000,446
Entain PLC (c)	150,704	3,235,608
Experian PLC	241,361	9,319,821
Halma PLC	96,327	3,158,739
Hargreaves Lansdown PLC	90,128	1,190,674
HSBC Holdings PLC	5,309,521	36,349,865
Imperial Brands PLC	244,977	5,172,160
Informa PLC (c)	389,489	3,058,621
InterContinental Hotels Group PLC	46,614	3,159,919
Intertek Group PLC	42,456	2,902,867
J Sainsbury PLC	488,004	1,618,877
JD Sports Fashion PLC (c)	647,470	1,250,469
Johnson Matthey PLC	46,740	1,145,717
Just Eat Takeaway.com NV (c)(d)	45,155	1,523,165
Kingfisher PLC	521,819	1,745,625
Land Securities Group PLC REIT	190,209	1,955,965
Legal & General Group PLC	1,546,559	5,495,677
Lloyds Banking Group PLC	18,495,578	11,288,906
London Stock Exchange Group PLC	85,550	8,941,579
M&G PLC	657,048	1,897,498
Melrose Industries PLC	1,179,501	1,917,684

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

Security Description	Shares	Value
National Grid PLC	952,404	$14,670,178
Natwest Group PLC	1,521,260	4,306,365
Next PLC	33,607	2,649,249
Ocado Group PLC (c)	130,765	2,001,293
Pearson PLC	205,770	2,022,189
Persimmon PLC	85,811	2,411,753
Phoenix Group Holdings PLC	187,272	1,503,830
Prudential PLC	725,489	10,735,054
Reckitt Benckiser Group PLC	186,542	14,263,034
RELX PLC (b)	396,162	12,355,823
RELX PLC (b)	107,309	3,357,644
Rentokil Initial PLC	504,406	3,482,524
Rolls-Royce Holdings PLC (c)	2,203,613	2,904,362
Sage Group PLC	279,019	2,562,403
Schroders PLC	35,121	1,482,304
Segro PLC REIT	314,039	5,533,114
Severn Trent PLC	65,013	2,626,284
Smith & Nephew PLC	234,151	3,732,648
Smiths Group PLC	103,073	1,957,277
Spirax-Sarco Engineering PLC	18,806	3,081,441
SSE PLC	279,888	6,409,779
St James's Place PLC	137,616	2,600,454
Standard Chartered PLC	696,945	4,636,893
Taylor Wimpey PLC	957,030	1,633,464
Tesco PLC	2,043,902	7,416,447
Unilever PLC	670,514	30,512,724
United Utilities Group PLC	180,213	2,659,789
Vodafone Group PLC	7,182,500	11,804,655
Whitbread PLC (c)	53,145	1,983,300
WPP PLC	308,247	4,043,580
		498,140,923
UNITED STATES — 2.0%
CyberArk Software, Ltd. (c)	11,100	1,873,125
Ferguson PLC	58,564	7,952,363
Fiverr International, Ltd. (a)(c)	8,000	608,560
GlaxoSmithKline PLC	1,314,182	28,499,837
Inmode, Ltd. (c)	13,700	505,667
James Hardie Industries PLC CDI	118,031	3,553,242
QIAGEN NV (c)	61,443	3,032,444
Schneider Electric SE	141,825	23,948,810
Stellantis NV (b)	201,298	3,286,501
Stellantis NV (b)	325,409	5,298,679
Swiss Re AG	79,915	7,638,835
Tenaris SA	129,604	1,958,055
		88,156,118
TOTAL COMMON STOCKS (Cost $3,456,435,934)		4,205,541,635

Security Description	Shares	Value
RIGHTS — 0.0% (e)
FRANCE — 0.0% (e)
Electricite de France SA (expiring 04/04/22) (c) (Cost: $0)	125,210	$46,810
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.31% (f)(g)	89,976,786	89,967,788
State Street Navigator Securities Lending Portfolio II (h)(i)	134,566,237	134,566,237
TOTAL SHORT-TERM INVESTMENTS (Cost $224,516,910)		224,534,025
TOTAL INVESTMENTS — 102.4% (Cost $3,680,952,844)		4,430,122,470
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(103,501,746)
NET ASSETS — 100.0%		$4,326,620,724
(a)	All or a portion of the shares of the security are on loan at March 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of March 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

At March 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,109	06/17/2022	$112,639,298	$118,906,980	$6,267,682

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of March 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$67,813,814	$4,137,727,821	$—	$4,205,541,635
Rights	—	46,810	—	46,810
Short-Term Investments	224,534,025	—	—	224,534,025
TOTAL INVESTMENTS	$292,347,839	$4,137,774,631	$—	$4,430,122,470
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	6,267,682	—	—	6,267,682
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$298,615,521	$4,137,774,631	$—	$4,436,390,152
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2022

% of Net Assets
Financials	17.2%
Industrials	15.0
Health Care	12.7
Consumer Discretionary	11.2
Consumer Staples	9.9
Information Technology	8.4
Materials	8.0
Communication Services	4.7
Energy	4.0
Utilities	3.3
Real Estate	2.8
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(2.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/22	Value at 3/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	24,646,528	$24,648,993	$352,873,434	$287,549,980	$(21,774)	$17,115	89,976,786	$89,967,788	$19,998
State Street Navigator Securities Lending Portfolio II	21,854,737	21,854,737	278,474,032	165,762,532	—	—	134,566,237	134,566,237	234,410
Total		$46,503,730	$631,347,466	$453,312,512	$(21,774)	$17,115		$224,534,025	$254,408
See accompanying notes to schedule of investments.

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2022 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A "significant event" is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund's Portfolio's securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2022, the independent fair value service was used for certain foreign securities in the Portfolio's portfolio, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

STATE STREET MASTER FUNDS
NOTES TO SCHEDULE OF INVESTMENTS  (continued)
March 31, 2022 (Unaudited)

•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2022 is disclosed in the Portfolio’s Schedule of Investments.
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended March 31, 2022, the Portfolio entered into futures contracts for cash equitization to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting, securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2022, are disclosed in the Schedule of Investments.